UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: November 30

Date of reporting period: May 31, 2023

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	May 31, 2023

WESTERN ASSET

INTERMEDIATE MATURITY

NEW YORK MUNICIPALS

FUND

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-annual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.

You may access franklintempleton.com by scanning the code below.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

*

Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Fund objective

The Fund seeks to provide New York investors with as high a level of current income exempt from federal income tax and New York State and New York City personal income taxes* as is consistent with the preservation of principal.

II	Western Asset Intermediate Maturity New York Municipals Fund

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Intermediate Maturity New York Municipals Fund for the six-month reporting period ended May 31, 2023. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

June 30, 2023

Western Asset Intermediate Maturity New York Municipals Fund	III

Performance review

For the six months ended May 31, 2023, Class A shares of Western Asset Intermediate Maturity New York Municipals Fund, excluding sales charges, returned 1.67%. The Fund’s unmanaged benchmark, the Bloomberg New York Intermediate Municipal Bond Indexi, returned 1.64% for the same period.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of May 31, 2023 (unaudited)
(excluding sales charges)	6 months
Western Asset Intermediate Maturity New York Municipals Fund:
Class A	1.67%
Class C	1.38%
Class I	1.91%
Bloomberg New York Intermediate Municipal Bond Index	1.64%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended May 31, 2023 for Class A, Class C and Class I shares were 2.65%, 2.12% and 2.97%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class I shares would have been 2.87%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 31, 2023, the gross total annual fund operating expense ratios for Class A, Class C and Class I shares were 0.74%, 1.31% and 0.60%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

IV	Western Asset Intermediate Maturity New York Municipals Fund

Performance review (cont’d)

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.75% for Class A shares, 1.35% for Class C shares and 0.50% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

June 30, 2023

RISKS: The Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Lower rated, higher yielding bonds known as “junk bonds” are subject to greater credit risk, including the risk of default, than higher rated obligations. As a non-diversified fund, the Fund can invest a larger percentage of its assets in a smaller number of issuers than a diversified fund, which may magnify the Fund’s losses from events affecting a particular issuer. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Investing in securities issued by investment companies, including exchange-traded funds (“ETFs”), involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund will indirectly bear its pro rata share of the fees and expenses incurred by a fund it invests in, including advisory fees. These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or

Western Asset Intermediate Maturity New York Municipals Fund	V

other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Bloomberg New York Intermediate Municipal Bond Index is a market value weighted index of New York investment grade (Baa3/BBB- or higher) fixed-rate municipal bonds with maturities of five to ten years.

VI	Western Asset Intermediate Maturity New York Municipals Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of May 31, 2023 and November 30, 2022. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Intermediate Maturity New York Municipals Fund 2023 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2022 and held for the six months ended May 31, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	1.67%	$1,000.00	$1,016.70	0.77%	$3.87	Class A	5.00%	$1,000.00	$1,021.09	0.77%	$3.88
Class C	1.38	1,000.00	1,013.80	1.37	6.88	Class C	5.00	1,000.00	1,018.10	1.37	6.89
Class I	1.91	1,000.00	1,019.10	0.52	2.62	Class I	5.00	1,000.00	1,022.34	0.52	2.62

[1]	For the six months ended May 31, 2023.

2	Western Asset Intermediate Maturity New York Municipals Fund 2023 Semi-Annual Report

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

Western Asset Intermediate Maturity New York Municipals Fund 2023 Semi-Annual Report	3

Schedule of investments (unaudited)

May 31, 2023

Western Asset Intermediate Maturity New York Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 84.1%
Education — 8.3%
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue, Tapestry Charter School Project, Series A	5.000%	8/1/37	$825,000	$794,932
Build NYC Resource Corp., NY, Revenue:
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/27	100,000	98,396
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/28	100,000	98,434
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/29	110,000	108,077
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/30	100,000	97,827
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/36	360,000	334,066
East Harlem Scholars Academy Charter School Project	5.750%	6/1/52	300,000	303,266	(a)
Manhattan College Project, Refunding	5.000%	8/1/35	400,000	419,915
Manhattan College Project, Refunding	5.000%	8/1/36	500,000	521,657
New York State Dormitory Authority Revenue:
New York University, Series C, Refunding	4.000%	7/1/36	1,802,000	1,823,556
Non-State Supported Debt, School District Program AGM, State Aid Withholding	5.000%	10/1/35	5,000,000	5,663,137	(b)
Troy, NY, Capital Resource Corp. Revenue:
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/27	2,000,000	2,115,945
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	900,000	968,833
Total Education				13,348,041
Health Care — 4.6%
Brookhaven, NY, Local Development Corp., Long Island Community Hospital Project, Series A	5.000%	10/1/34	750,000	808,961
Build NYC Resource Corp., NY, Revenue, The Children’s Aid Society Project	4.000%	7/1/44	480,000	458,239
New York State Dormitory Authority Revenue, Northwell Health Obligated Group, Series B-3	5.000%	5/1/26	5,000,000	5,138,091	(c)(d)
Oneida County, NY, Local Development Corp., Mohawk Valley Health System Project, Series A, Refunding, AGM	4.000%	12/1/32	1,000,000	1,006,328
Total Health Care				7,411,619

See Notes to Financial Statements.

4	Western Asset Intermediate Maturity New York Municipals Fund 2023 Semi-Annual Report

Western Asset Intermediate Maturity New York Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Industrial Revenue — 2.4%
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper NY Inc. Project, Refunding	4.500%	1/1/25	$500,000	$501,490	(a)(e)
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Series A, Refunding, AGM	5.000%	3/1/28	1,000,000	1,070,126
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project 2021, Refunding	3.000%	8/1/31	600,000	521,444	(e)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	500,000	516,183	(e)
Niagara Area Development Corp., NY, Solid Waste Disposal Facility Revenue, Covanta Project, Series B, Refunding	3.500%	11/1/24	1,250,000	1,224,171	(a)
Total Industrial Revenue				3,833,414
Leasing — 1.4%
New York State Dormitory Authority Revenue, Non-State Supported Debt School District Program, Series A, AGM	5.000%	10/1/30	1,995,000	2,183,908
Local General Obligation — 5.9%
Nassau County, NY, Health Care Corp. Revenue, Nassau County GTD, Refunding	5.000%	8/1/28	5,250,000	5,758,984
New York City, NY, GO, Subseries B-1	5.250%	10/1/43	1,500,000	1,685,708
Suffolk County, NY, GO, Series A, Refunding	5.000%	6/15/34	1,720,000	2,000,082
Total Local General Obligation				9,444,774
Power — 3.2%
Long Island, NY, Power Authority Electric System Revenue:
Series B, Refunding	1.650%	9/1/24	1,750,000	1,697,521	(c)(d)
Series B, Refunding	0.850%	9/1/25	2,500,000	2,331,020	(c)(d)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	215,000	154,262	*(f)
Series A	5.050%	7/1/42	70,000	50,225	*(f)
Series DDD, Refunding	—	7/1/21	370,000	259,925	*(g)
Series TT	5.000%	7/1/37	450,000	322,875	*(f)
Series XX	5.250%	7/1/40	215,000	154,262	*(f)
Series ZZ, Refunding	—	7/1/18	100,000	70,250	*(g)
Total Power				5,040,340

See Notes to Financial Statements.

Western Asset Intermediate Maturity New York Municipals Fund 2023 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

May 31, 2023

Western Asset Intermediate Maturity New York Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Pre-Refunded/Escrowed to Maturity — 3.3%
Build NYC Resource Corp., NY, Revenue:
New York Methodist Hospital Project, Refunding	5.000%	7/1/26	$600,000	$609,726	(h)
New York Methodist Hospital Project, Refunding	5.000%	7/1/28	1,000,000	1,016,210	(h)
New York Methodist Hospital Project, Refunding	5.000%	7/1/29	400,000	406,484	(h)
New York State Dormitory Authority Revenue:
Non-State Supported Debt School District Program, Series A, AGM	5.000%	10/1/30	5,000	5,536	(h)
Pratt Institute, Series A, Refunding	5.000%	7/1/25	250,000	253,919	(h)
Pratt Institute, Series A, Refunding	5.000%	7/1/26	500,000	507,839	(h)
Pratt Institute, Series A, Refunding	5.000%	7/1/29	500,000	507,839	(h)
Western Nassau County, NY, Water Authority, Water System Revenue:
Series A	5.000%	4/1/31	250,000	257,752	(h)
Series A	5.000%	4/1/32	700,000	721,705	(h)
Series A	5.000%	4/1/34	1,040,000	1,072,248	(h)
Total Pre-Refunded/Escrowed to Maturity				5,359,258
Solid Waste/Resource Recovery — 1.0%
Rockland County, NY, Solid Waste Management Authority Revenue:
Exempt Facility General Obligation, Green Bonds, Series A	4.000%	12/15/38	625,000	617,905	(e)
Exempt Facility General Obligation, Green Bonds, Series A	4.000%	12/15/39	1,040,000	1,021,016	(e)
Total Solid Waste/Resource Recovery				1,638,921
Special Tax Obligation — 15.7%
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	3,000,000	3,169,810
New York State Convention Center Development Corp. Revenue, CAB, Subordinated Lien, Hotel Unit Fee Secured, Series B	0.000%	11/15/33	4,240,000	2,747,167
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 1, Series C, Refunding	5.000%	3/15/39	3,515,000	3,750,723
Group C, Series A	5.000%	3/15/42	3,060,000	3,215,796
New York State Dormitory Authority, State Personal Income Tax Revenue:
Series D, Refunding	5.000%	2/15/41	4,000,000	4,306,331

See Notes to Financial Statements.

6	Western Asset Intermediate Maturity New York Municipals Fund 2023 Semi-Annual Report

Western Asset Intermediate Maturity New York Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Special Tax Obligation — continued
Transportation, Series A	5.000%	3/15/25	$1,000,000	$1,001,461
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	210,000	176,815
Restructured, Series A-1	4.550%	7/1/40	40,000	38,168
Restructured, Series A-1	4.750%	7/1/53	1,600,000	1,483,615
Restructured, Series A-2	4.329%	7/1/40	70,000	65,025
Restructured, Series A-2A	4.550%	7/1/40	1,270,000	1,211,844
Triborough Bridge & Tunnel Authority, NY, Revenue:
Sales Tax-MTA Bridges & Tunnels, Series A	4.000%	5/15/48	3,000,000	2,862,698
Senior Lien-MTA Bridges & Tunnels, Series C-1A	5.000%	5/15/51	1,000,000	1,073,162
Total Special Tax Obligation				25,102,615
State General Obligation — 0.6%
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	3,127	2,981
CAB, Restructured, Series A-1	0.000%	7/1/33	12,094	7,105
Restructured, Series A-1	5.250%	7/1/23	5,248	5,253
Restructured, Series A-1	5.375%	7/1/25	10,466	10,693
Restructured, Series A-1	5.625%	7/1/27	10,372	10,853
Restructured, Series A-1	5.625%	7/1/29	10,203	10,824
Restructured, Series A-1	5.750%	7/1/31	9,910	10,692
Restructured, Series A-1	4.000%	7/1/33	9,398	8,647
Restructured, Series A-1	4.000%	7/1/35	228,447	204,645
Restructured, Series A-1	4.000%	7/1/37	685,000	596,162
Restructured, Series A-1	4.000%	7/1/41	104,857	87,828
Restructured, Series A-1	4.000%	7/1/46	10,251	8,289
Subseries CW	0.000%	11/1/43	44,382	21,692	(d)
Total State General Obligation				985,664
Transportation — 28.9%
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Series A	5.000%	11/15/34	5,000,000	5,361,377
MTA, NY, Transportation Revenue:
Green Bonds, Series B, Refunding	5.000%	11/15/26	1,000,000	1,040,924
Green Bonds, Series C-1, Refunding	5.000%	11/15/24	370,000	376,274
Green Bonds, Series E, Refunding	4.000%	11/15/26	2,000,000	2,016,408
Series A-2	5.000%	5/15/30	1,250,000	1,340,329	(c)(d)
Series B, Refunding	5.000%	11/15/37	1,000,000	1,020,754

See Notes to Financial Statements.

Western Asset Intermediate Maturity New York Municipals Fund 2023 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

May 31, 2023

Western Asset Intermediate Maturity New York Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Transportation — continued
New York State Bridge Authority Revenue, Series A	4.000%	1/1/46	$725,000	$682,209
New York State Thruway Authority Revenue:
Series L, Refunding	5.000%	1/1/31	1,750,000	1,904,245
Series L, Refunding	5.000%	1/1/32	1,250,000	1,358,653
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	1,200,000	1,238,520	(e)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	5,100,000	5,259,423	(e)
Terminal 4 John F. Kennedy International Airport Project, Series A	5.000%	12/1/25	1,120,000	1,142,151	(e)
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/37	2,500,000	2,677,863
Port Authority of New York & New Jersey Revenue:
Consolidated Series 185	5.000%	9/1/25	2,000,000	2,032,271	(e)
Consolidated Series 185	5.000%	9/1/26	5,935,000	6,023,507	(e)
Consolidated Series 193, Refunding	5.000%	10/15/30	8,000,000	8,190,237	(e)
Consolidated Series 226, Refunding	5.000%	10/15/37	1,250,000	1,345,641	(e)
Puerto Rico Commonwealth Highway & Transportation Authority Revenue:
CAB, Restructured, Series B	0.000%	7/1/32	70,000	44,593
Restructured, Series A	5.000%	7/1/62	80,000	76,900
Triborough Bridge & Tunnel Authority, NY, Revenue, General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	3,000,000	3,199,665
Total Transportation				46,331,944
Water & Sewer — 8.8%
Buffalo, NY, Municipal Water Finance Authority, Water System Revenue:
Series A, Refunding	5.000%	7/1/26	900,000	929,385
Series A, Refunding	5.000%	7/1/27	1,000,000	1,032,243
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2023, Series DD, Refunding	4.125%	6/15/46	2,000,000	1,991,303
Second General Resolution Fiscal 2023, Series DD, Refunding	4.125%	6/15/47	3,000,000	2,980,330

See Notes to Financial Statements.

8	Western Asset Intermediate Maturity New York Municipals Fund 2023 Semi-Annual Report

Western Asset Intermediate Maturity New York Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Water & Sewer — continued
Second General Resolution, Series CC-1, Refunding	5.000%	6/15/46	$2,500,000	$2,577,398
New York State Environmental Facilities Corp., Clean Water and Drinking Water Revolving Funds Revenue:
NYC Municipal Water Authority Projects - Second Resolution, Subordinated, Series A	5.000%	6/15/23	1,250,000	1,250,748
NYC Municipal Water Authority Projects - Second Resolution, Subordinated, Series A	5.000%	6/15/24	1,500,000	1,502,122
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	500,000	481,681	(a)
Western Nassau County, NY, Water Authority, Water System Revenue:
Green Bonds, Series A	4.000%	4/1/41	450,000	447,080
Green Bonds, Series A	4.000%	4/1/46	1,000,000	969,662
Total Water & Sewer				14,161,952
Total Municipal Bonds (Cost — $138,285,153)				134,842,450
Municipal Bonds Deposited in Tender Option Bond Trust (i) — 1.0%
Water & Sewer — 1.0%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-3, Refunding (Cost — $1,516,822)	5.000%	6/15/47	1,435,000	1,561,172
Total Investments before Short-Term Investments (Cost — $139,801,975)				136,403,622
Short-Term Investments — 18.3%
Municipal Bonds — 18.3%
Education — 1.0%
New York State Dormitory Authority Revenue:
Cornell University, Series B, SPA - Bank of New York Mellon	3.420%	7/1/33	1,005,000	1,005,000	(j)(k)
Non-State Supported Debt, Rockefeller University, Series A2, SPA - JPMorgan Chase & Co.	3.500%	7/1/32	600,000	600,000	(j)(k)
Total Education				1,605,000
General Obligations — 2.6%
New York City, NY, GO:
Subseries D-4, LOC - TD Bank N.A.	3.850%	8/1/40	1,900,000	1,900,000	(j)(k)
Subseries E-5, LOC - TD Bank N.A.	3.850%	3/1/48	1,875,000	1,875,000	(j)(k)
Subseries G-6, LOC - Mizuho Bank Ltd.	4.050%	4/1/42	450,000	450,000	(j)(k)
Total General Obligations				4,225,000

See Notes to Financial Statements.

Western Asset Intermediate Maturity New York Municipals Fund 2023 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

May 31, 2023

Western Asset Intermediate Maturity New York Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Housing: Multi-Family — 1.2%
New York City, NY, HDC:
MFH Revenue, Beacon Mews Development, Series A, LOC - Citibank N.A.	3.350%	4/1/39	$700,000	$700,000	(e)(j)(k)
Multi-Family Mortgage Revenue, The Dorado Apartments, Series A, LOC - Citibank N.A.	3.500%	6/1/40	700,000	700,000	(e)(j)(k)
New York State HFA Revenue, East 39th Street, Series A, LIQ - FNMA, LOC - FNMA	3.250%	11/15/31	500,000	500,000	(e)(j)(k)
Total Housing: Multi-Family				1,900,000
Power — 0.1%
New York State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co. of New York Inc. Project, Subseries C-2, LOC - Mizuho Bank Ltd.	3.770%	11/1/39	200,000	200,000	(e)(j)(k)
Tax Allocation — 1.8%
New York City, NY, TFA, Future Tax Secured Revenue:
Subseries A-3, SPA - Mizuho Bank Ltd.	4.030%	8/1/43	300,000	300,000	(j)(k)
Subseries A-4, Refunding, SPA - TD Bank N.A.	3.850%	11/1/29	2,650,000	2,650,000	(j)(k)
Total Tax Allocation				2,950,000
Transportation — 2.1%
Triborough Bridge & Tunnel Authority, NY, MTA Bridges and Tunnels Revenue, Subseries B-3, Refunding, LOC - State Street Bank & Trust Co.	3.980%	1/1/32	3,280,000	3,280,000	(j)(k)
Water & Sewer — 9.5%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	3.850%	6/15/33	3,655,000	3,655,000	(j)(k)
Second General Resolution Fiscal 2009, Series BB-2, Refunding, SPA - UBS AG	3.950%	6/15/39	100,000	100,000	(j)(k)
Second General Resolution Fiscal 2011, Series DD-2, SPA - JPMorgan Chase & Co.	4.100%	6/15/43	900,000	900,000	(j)(k)
Second General Resolution Fiscal 2014, Series AA-1, Refunding, SPA - JPMorgan Chase & Co.	4.100%	6/15/50	550,000	550,000	(j)(k)
Second General Resolution Fiscal 2014, Series AA-3, Refunding, SPA - TD Bank N.A.	3.850%	6/15/49	6,800,000	6,800,000	(j)(k)
Second General Resolution Fiscal 2014, Series AA-5, Refunding, SPA - Mizuho Bank Ltd.	3.850%	6/15/48	1,100,000	1,100,000	(j)(k)

See Notes to Financial Statements.

10	Western Asset Intermediate Maturity New York Municipals Fund 2023 Semi-Annual Report

Western Asset Intermediate Maturity New York Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Water & Sewer — continued
Second General Resolution Fiscal 2016, Series AA-1, Refunding, SPA - Bank of America N.A.	3.980%	6/15/48	$1,655,000	$1,655,000	(j)(k)
Second General Resolution Fiscal 2016, Series AA-2, Refunding, SPA - PNC Bank N.A.	3.480%	6/15/48	400,000	400,000	(j)(k)
Total Water & Sewer				15,160,000
Total Short-Term Investments (Cost — $29,320,000)				29,320,000
Total Investments — 103.4% (Cost — $169,121,975)				165,723,622
TOB Floating Rate Notes — (0.6)%				(955,000)
Other Liabilities in Excess of Other Assets — (2.8)%				(4,514,117)
Total Net Assets — 100.0%				$160,254,505

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Securities traded on a when-issued or delayed delivery basis.

(c)	Maturity date shown represents the mandatory tender date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	The coupon payment on this security is currently in default as of May 31, 2023.

(g)	The maturity principal is currently in default as of May 31, 2023.

(h)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(i)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust (Note 1).

(j)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.

Western Asset Intermediate Maturity New York Municipals Fund 2023 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

May 31, 2023

Western Asset Intermediate Maturity New York Municipals Fund

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds

CAB	— Capital Appreciation Bonds

FNMA	— Federal National Mortgage Association

GO	— General Obligation

GTD	— Guaranteed

HDC	— Housing Development Corporation

HFA	— Housing Finance Agency

LIQ	— Liquidity Facility

LOC	— Letter of Credit

MFH	— Multi-Family Housing

MTA	— Metropolitan Transportation Authority

SPA	— Standby Bond Purchase Agreement — Insured Bonds

TFA	— Transitional Finance Authority

See Notes to Financial Statements.

12	Western Asset Intermediate Maturity New York Municipals Fund 2023 Semi-Annual Report

Statement of assets and liabilities (unaudited)

May 31, 2023

Assets:
Investments, at value (Cost — $169,121,975)	$165,723,622
Cash	31,590
Interest receivable	1,604,540
Receivable for Fund shares sold	13,613
Prepaid expenses	3,278
Total Assets	167,376,643

Liabilities:
Payable for securities purchased	5,776,900
TOB Floating Rate Notes (Note 1)	955,000
Payable for Fund shares repurchased	195,693
Investment management fee payable	54,229
Distributions payable	32,776
Service and/or distribution fees payable	20,985
Interest expense payable	17,387
Trustees’ fees payable	407
Accrued expenses	68,761
Total Liabilities	7,122,138
Total Net Assets	$160,254,505

Net Assets:
Par value (Note 7)	$198
Paid-in capital in excess of par value	169,424,293
Total distributable earnings (loss)	(9,169,986)
Total Net Assets	$160,254,505

Net Assets:
Class A	$84,710,108
Class C	$15,784,872
Class I	$59,759,525

Shares Outstanding:
Class A	10,459,349
Class C	1,948,128
Class I	7,390,185

Net Asset Value:
Class A (and redemption price)	$8.10
Class C (and redemption price)	$8.10
Class I (and redemption price)	$8.09
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$8.29

See Notes to Financial Statements.

Western Asset Intermediate Maturity New York Municipals Fund 2023 Semi-Annual Report	13

Statement of operations (unaudited)

For the Six Months Ended May 31, 2023

Investment Income:
Interest	$2,475,447

Expenses:
Investment management fee (Note 2)	317,314
Service and/or distribution fees (Notes 2 and 5)	126,374
Transfer agent fees (Note 5)	48,334
Fund accounting fees	33,388
Registration fees	28,238
Fees recaptured by investment manager (Note 2)	20,470
Interest expense (Note 1)	16,934
Audit and tax fees	16,855
Legal fees	9,071
Shareholder reports	6,608
Trustees’ fees	1,594
Commitment fees (Note 8)	751
Insurance	501
Custody fees	364
Miscellaneous expenses	3,751
Total Expenses	630,547
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(39,774)
Net Expenses	590,773
Net Investment Income	1,884,674

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Loss From Investment Transactions	(199,355)
Change in Net Unrealized Appreciation (Depreciation) From Investments	888,441
Net Gain on Investments	689,086
Increase in Net Assets From Operations	$2,573,760

See Notes to Financial Statements.

14	Western Asset Intermediate Maturity New York Municipals Fund 2023 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended May 31, 2023 (unaudited) and the Year Ended November 30, 2022	2023	2022

Operations:
Net investment income	$1,884,674	$2,888,960
Net realized loss	(199,355)	(1,930,417)
Change in net unrealized appreciation (depreciation)	888,441	(13,687,542)
Increase (Decrease) in Net Assets From Operations	2,573,760	(12,728,999)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(1,862,446)	(2,880,191)
Decrease in Net Assets From Distributions to Shareholders	(1,862,446)	(2,880,191)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	31,265,964	52,097,683
Reinvestment of distributions	1,683,808	2,570,979
Cost of shares repurchased	(26,164,415)	(51,948,618)
Increase in Net Assets From Fund Share Transactions	6,785,357	2,720,044
Increase (Decrease) in Net Assets	7,496,671	(12,889,146)

Net Assets:
Beginning of period	152,757,834	165,646,980
End of period	$160,254,505	$152,757,834

See Notes to Financial Statements.

Western Asset Intermediate Maturity New York Municipals Fund 2023 Semi-Annual Report	15

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class A Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$8.06	$8.90	$8.73	$8.72	$8.41	$8.55

Income (loss) from operations:
Net investment income	0.10	0.16	0.16	0.19	0.24	0.26
Net realized and unrealized gain (loss)	0.03	(0.84)	0.17	0.01 [3]	0.31	(0.14)
Total income (loss) from operations	0.13	(0.68)	0.33	0.20	0.55	0.12

Less distributions from:
Net investment income	(0.09)	(0.16)	(0.16)	(0.19)	(0.24)	(0.26)
Total distributions	(0.09)	(0.16)	(0.16)	(0.19)	(0.24)	(0.26)

Net asset value, end of period	$8.10	$8.06	$8.90	$8.73	$8.72	$8.41
Total return[4]	1.67%	(7.70)%	3.84%	2.34%	6.64%	1.45%

Net assets, end of period (000s)	$84,710	$84,873	$101,301	$88,289	$95,118	$82,728

Ratios to average net assets:
Gross expenses	0.80%[5,6]	0.84%	0.84%	0.84%	0.84%	0.86%
Net expenses[7,8]	0.77 [5,6]	0.75	0.75	0.75	0.75	0.75
Net investment income	2.35 [6]	1.90	1.84	2.21	2.80	3.12

Portfolio turnover rate	2%	31%	20%	28%	31%	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2023 (unaudited).

[3]

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.75%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

16	Western Asset Intermediate Maturity New York Municipals Fund 2023 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class C Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$8.06	$8.91	$8.74	$8.73	$8.41	$8.56

Income (loss) from operations:
Net investment income	0.07	0.11	0.11	0.14	0.19	0.21
Net realized and unrealized gain (loss)	0.04	(0.85)	0.17	0.01 [3]	0.32	(0.15)
Total income (loss) from operations	0.11	(0.74)	0.28	0.15	0.51	0.06

Less distributions from:
Net investment income	(0.07)	(0.11)	(0.11)	(0.14)	(0.19)	(0.21)
Total distributions	(0.07)	(0.11)	(0.11)	(0.14)	(0.19)	(0.21)

Net asset value, end of period	$8.10	$8.06	$8.91	$8.74	$8.73	$8.41
Total return[4]	1.38%	(8.35)%	3.22%	1.73%	6.00%	0.84%

Net assets, end of period (000s)	$15,785	$18,762	$25,770	$32,352	$49,519	$43,914

Ratios to average net assets:
Gross expenses	1.40%[5,6]	1.41%	1.40%	1.41%	1.42%	1.44%
Net expenses[7,8]	1.37 [5,6]	1.35	1.35	1.35	1.35	1.35
Net investment income	1.74 [6]	1.29	1.25	1.62	2.20	2.52

Portfolio turnover rate	2%	31%	20%	28%	31%	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2023 (unaudited).

[3]

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.35%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Intermediate Maturity New York Municipals Fund 2023 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class I Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$8.04	$8.89	$8.72	$8.71	$8.40	$8.54

Income (loss) from operations:
Net investment income	0.11	0.17	0.18	0.20	0.26	0.28
Net realized and unrealized gain (loss)	0.04	(0.85)	0.17	0.01 [3]	0.31	(0.15)
Total income (loss) from operations	0.15	(0.68)	0.35	0.21	0.57	0.13

Less distributions from:
Net investment income	(0.10)	(0.17)	(0.18)	(0.20)	(0.26)	(0.27)
Total distributions	(0.10)	(0.17)	(0.18)	(0.20)	(0.26)	(0.27)

Net asset value, end of period	$8.09	$8.04	$8.89	$8.72	$8.71	$8.40
Total return[4]	1.91%	(7.68)%	4.00%	2.50%	6.80%	1.60%

Net assets, end of period (000s)	$59,760	$49,123	$38,576	$31,841	$39,041	$40,723

Ratios to average net assets:
Gross expenses	0.61%[5]	0.70%	0.70%	0.71%	0.71%	0.71%
Net expenses[6,7]	0.52 [5]	0.60	0.60	0.60	0.60	0.60
Net investment income	2.60 [5]	2.07	1.99	2.37	2.96	3.27

Portfolio turnover rate	2%	31%	20%	28%	31%	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2023 (unaudited).

[3]

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.50%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. Prior to December 1, 2022, the expense limitation was 0.60%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

18	Western Asset Intermediate Maturity New York Municipals Fund 2023 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Maturity New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third

Western Asset Intermediate Maturity New York Municipals Fund 2023 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

20	Western Asset Intermediate Maturity New York Municipals Fund 2023 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level3)	Total
Long-Term Investments†:
Municipal Bonds	—	$134,842,450	—	$134,842,450
Municipal Bonds Deposited in Tender Option Bond Trust	—	1,561,172	—	1,561,172
Total Long-Term Investments	—	136,403,622	—	136,403,622
Short-Term Investments†	—	29,320,000	—	29,320,000
Total Investments	—	$165,723,622	—	$165,723,622

†	See Schedule of Investments for additional detailed categorizations.

(b) Tender option bonds. The Fund may enter into tender option bond (“TOB”) transactions and may invest in inverse floating rate instruments (“Inverse Floaters”) issued in TOB transactions. The Fund may participate either in structuring an Inverse Floater or purchasing an Inverse Floater in the secondary market. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) (the “Underlying Bonds”) into a special purpose entity, referred to as a TOB trust. The TOB trust generally issues floating rate notes (“Floaters”) to third parties and residual interest, Inverse Floaters, to the Fund. The Floaters issued by the TOB trust have interest rates which reset weekly and provide the holders of the Floaters the option to tender their notes back to the TOB trust for redemption at par at each reset date. The net proceeds of the sale of the Floaters, after expenses, are received by the Fund and may be invested in additional securities. The Inverse Floaters are inverse floating rate debt instruments, as the return on those bonds is inversely related to changes in a specified interest rate. Distributions on any Inverse Floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term interest rates rise and will increase when such interest rates fall. Floaters issued by a TOB trust may be senior to the Inverse Floaters held by the Fund. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity.

An investment in an Inverse Floater structured by the Fund is accounted for as a secured borrowing. The Underlying Bonds deposited into the TOB trust are included in the Fund’s Schedule of Investments and a liability for Floaters (TOB floating rate notes) issued by the TOB trust is recognized in the Fund’s Statement of Assets and Liabilities. The carrying amount of the TOB trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. Interest income, including amortization,

Western Asset Intermediate Maturity New York Municipals Fund 2023 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

on the Underlying Bonds is recognized in the Fund’s Statements of Operations. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity, remarketing and trustee services of the TOB trust, are recognized in Interest expense in the Fund’s Statement of Operations.

(c) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Fund concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting New York.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

22	Western Asset Intermediate Maturity New York Municipals Fund 2023 Semi-Annual Report

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of November 30, 2022, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.40% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C and Class I shares did not exceed 0.75%, 1.35% and 0.50%, respectively. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation for each class as a result of interest expense. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

During the six months ended May 31, 2023, fees waived and/or expenses reimbursed amounted to $39,774.

Western Asset Intermediate Maturity New York Municipals Fund 2023 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at May 31, 2023, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class I
Expires November 30, 2023	$66,029	$10,828	$34,245
Expires November 30, 2024	85,317	13,720	42,689
Expires November 30, 2025	11,853	2,333	25,588
Total fee waivers/expense reimbursements subject to recapture	$163,199	$26,881	$102,522

For the six months ended May 31, 2023, fee waivers and/or expense reimbursements recaptured by LMPFA, if any, were as follows:

	Class A	Class C
LMPFA recaptured	$15,212	$5,258

Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 2.25% for Class A shares. In certain cases, Class A shares have a 0.50% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $250,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended May 31, 2023, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$980
CDSCs	1,159

24	Western Asset Intermediate Maturity New York Municipals Fund 2023 Semi-Annual Report

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

The Fund is permitted to purchase or sell short-term variable rate demand obligations from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended May 31, 2023, such purchase and sale transactions (excluding accrued interest) were $24,240,000 and $7,100,000, respectively.

3. Investments

During the six months ended May 31, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$16,647,691
Sales	2,964,385

At May 31, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$168,166,975	$747,980	$(4,146,333)	$(3,398,353)

*	Cost of investments for federal income tax purposes includes the value of Inverse Floaters issued in TOB transactions (Note 1).

4. Derivative instruments and hedging activities

During the six months ended May 31, 2023, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.75% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

Western Asset Intermediate Maturity New York Municipals Fund 2023 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

For the six months ended May 31, 2023, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$63,700	$27,513
Class C	62,674	3,189
Class I	—	17,632
Total	$126,374	$48,334

For the six months ended May 31, 2023, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$11,853
Class C	2,333
Class I	25,588
Total	$39,774

6. Distributions to shareholders by class

	Six Months Ended May 31, 2023	Year Ended November 30, 2022
Net Investment Income:
Class A	$989,264	$1,746,121
Class C	146,224	276,270
Class I	726,958	857,800
Total	$1,862,446	$2,880,191

7. Shares of beneficial interest

At May 31, 2023, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended May 31, 2023		Year Ended November 30, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,549,412	$12,626,361	1,848,165	$15,169,321
Shares issued on reinvestment	110,987	902,440	194,303	1,601,962
Shares repurchased	(1,733,514)	(14,060,268)	(2,889,593)	(23,648,086)
Net decrease	(73,115)	$(531,467)	(847,125)	$(6,876,803)

26	Western Asset Intermediate Maturity New York Municipals Fund 2023 Semi-Annual Report

	Six Months Ended May 31, 2023		Year Ended November 30, 2022
	Shares	Amount	Shares	Amount
Class C
Shares sold	5,577	$45,264	359,821	$3,055,638
Shares issued on reinvestment	17,977	146,216	33,440	275,900
Shares repurchased	(402,408)	(3,273,901)	(959,903)	(8,027,627)
Net decrease	(378,854)	$(3,082,421)	(566,642)	$(4,696,089)
Class I
Shares sold	2,293,255	$18,594,339	4,171,419	$33,872,724
Shares issued on reinvestment	78,227	635,152	84,632	693,117
Shares repurchased	(1,088,179)	(8,830,246)	(2,490,273)	(20,272,905)
Net increase	1,283,303	$10,399,245	1,765,778	$14,292,936

8. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 2, 2024.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended May 31, 2023.

9. Deferred capital losses

As of November 30, 2022, the Fund had deferred capital losses of $5,909,190, which have no expiration date, that will be available to offset future taxable capital gains.

10. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered

Western Asset Intermediate Maturity New York Municipals Fund 2023 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

11. Other matter

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which was the offered rate for short-term Eurodollar deposits between major international banks. In 2017, the U.K. Financial Conduct Authority (“FCA”) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR is no longer published on a representative basis. Alternative references rates have been established in most major currencies. In March 2022, the U.S. federal government enacted legislation to establish a process for replacing LIBOR in certain existing contracts that do not already provide for the use of a clearly defined or practicable replacement benchmark rate as described in the legislation. Generally speaking, for contracts that do not contain a fallback provision as described in the legislation, a benchmark replacement recommended by the Federal Reserve Board effectively automatically replaced the USD LIBOR benchmark in the contract upon LIBOR’s cessation at the end of June 2023. The recommended benchmark replacement is based on the Secured Overnight Financing Rate (SOFR) published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes. Various industry groups are in the process of facilitating the transition away from LIBOR, but there remains uncertainty regarding the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally.

28	Western Asset Intermediate Maturity New York Municipals Fund 2023 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) with respect to the Fund and the subadvisory agreement between LMPFA and Western Asset Management Company, LLC (“Western Asset” or the “Subadviser”, and together with LMPFA, the “Advisers”) with respect to the Fund (collectively, the “Agreements”) at a meeting held on April 27, 2023. At an in-person meeting held on May 15, 2023, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.

In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.

As part of their review, the Trustees examined LMPFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadviser’s ability to provide high quality investment management services to the Fund. The Trustees considered the experience of LMPFA’s personnel in providing the types of services that LMPFA is responsible for providing to the Fund; the ability of LMPFA to attract and retain capable personnel; and the capability and integrity of LMPFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadviser; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadviser to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as LMPFA’s and the Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the

Western Asset Intermediate Maturity New York Municipals Fund	29

Board approval of management and subadvisory agreements (unaudited) (cont’d)

investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadviser’s investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of LMPFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of LMPFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.

In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the one-, three-, five- and ten-year periods ended December 31, 2022. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional New York intermediate municipal debt funds by Broadridge, showed, among other data, that the Fund’s performance for the 1-year period ended December 31, 2022 was below the median and that its performance for the 3-, 5- and 10-year periods ended December 31, 2022 was above the median. The Board noted that the Fund’s performance trailed the performance of its benchmark index for the 1-, 3-, 5-, and 10- year period. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.

The Trustees also considered the management fee payable by the Fund to LMPFA, total expenses payable by the Fund and the fee that LMPFA pays to the Subadviser. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to the Subadviser because LMPFA pays the Subadviser for services provided to the Fund out of the management fee LMPFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of New York intermediate municipal debt funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was below median and that the Fund’s Actual Management Fee was above the median. The Board noted that although the Fund’s actual total expense ratio was above the median for the Fund’s prior fiscal year, the Fund’s expense caps, which are expected to continue through December 2024, were lowered for two share classes, effective December 1, 2022, to the median of the Fund’s peer group. The Board also noted that effective December 1, 2022, the Fund’s Management Fee rate was reduced to an annual rate of 0.40% of its average daily net assets.

30	Western Asset Intermediate Maturity New York Municipals Fund

The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.

Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee was below the median and that the Fund’s Actual Management Fee was above the median of the peer group. The Board also noted the small size of the Fund.

In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.

Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Western Asset Intermediate Maturity New York Municipals Fund	31

Statement regarding liquidity risk management program (unaudited)

Each of the Franklin Templeton and Legg Mason Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid

32	Western Asset Intermediate Maturity New York Municipals Fund

Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees/Directors held in May 2023, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2022. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Western Asset Intermediate Maturity New York Municipals Fund	33

Western Asset

Intermediate Maturity New York Municipals Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Intermediate Maturity New York Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Intermediate Maturity New York Municipals Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Intermediate Maturity New York Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD2401 07/23 SR23-4675

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 24, 2023

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	July 24, 2023